SHAREHOLDERS' EQUITY (Schedule of Accumulated Other Comprehensive Loss) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net revenues	$ 47,696,000	$ 50,391,000	$ 47,103,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) from cash flow hedge	95,000	108,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial Income and Revenues [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) from cash flow hedge	65,000	$ 939,000	60,000
Net revenues	$ (12,000)		$ 470,000